Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 132,903	¥ 141,048	¥ 99,634
Cost of sales	63,983	72,300	51,164
Gross profit	68,920	68,748	48,470
Research and development expenses	33,062	30,303	21,197
Selling, general and administrative expenses	35,778	37,608	21,162
Operating income	80	837	6,111
Other income (expense):
Interest and dividend income	213	323	326
Interest expense	(132)	(153)	(3)
Impairment losses on investment securities	(400)	(2,254)	(512)
Other, net	(1,054)	(2,195)	(371)
Total other income (expense)	(1,373)	(4,279)	(560)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	(1,293)	(3,442)	5,551
Income taxes (benefit)	2,493	(1,240)	2,352
Equity in earnings (loss) of affiliated company	(35)	7	(36)
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Net income (loss) per share:
Basic	¥ (22.03)	¥ (12.67)	¥ 18.03
Diluted	¥ (22.03)	¥ (12.67)	¥ 18.03